Revenues from contracts with customers - Geographical information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas
Rendering of services	€ 51,693	€ 9,343	€ 116,446	€ 21,172
Sales of goods	178	376	385	652
Total Revenues from contracts with external customers	51,871	9,719	116,831	21,824
Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	43,530	3,227	99,014	4,888
Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	40,380	2,115	92,778	2,207
-Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,774		3,544	3
Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,976	1,834	8,140	6,252
-Saudi Arabia
Disclosure of geographical areas
Total Revenues from contracts with external customers		1,106		4,139
North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,585	4,373	8,234	9,496
United States
Disclosure of geographical areas
Total Revenues from contracts with external customers		4,365	8,125	9,339
Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	633	219	1,058	965
Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	147	66	385	223
Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	16,496	7,812	38,116	19,641
Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	35,375	1,907	78,715	2,183
Pharmaceutical
Disclosure of geographical areas
Rendering of services	2,653	3,606	6,046	7,880
Sales of goods	178	334	383	610
Total Revenues from contracts with external customers	2,831	3,940	6,429	8,490
Pharmaceutical | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	49	23	198	67
Pharmaceutical | Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers		19		38
Pharmaceutical | Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	26	45	55	48
Pharmaceutical | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	2,731	3,872	6,136	8,375
Pharmaceutical | United States
Disclosure of geographical areas
Total Revenues from contracts with external customers		3,872	6,136	8,375
Pharmaceutical | Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	25		40
Pharmaceutical | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	2,653	3,606	6,046	7,880
Pharmaceutical | Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	178	334	383	610
Diagnostics
Disclosure of geographical areas
Rendering of services	6,715	3,684	13,098	11,226
Total Revenues from contracts with external customers	6,715	3,684	13,098	11,226
Diagnostics | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,320	1,109	2,534	2,713
Diagnostics | Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	57	1	110	61
Diagnostics | -Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	3		5	3
Diagnostics | Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,950	1,789	8,085	6,204
Diagnostics | -Saudi Arabia
Disclosure of geographical areas
Total Revenues from contracts with external customers		1,106		4,139
Diagnostics | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	690	501	1,154	1,121
Diagnostics | United States
Disclosure of geographical areas
Total Revenues from contracts with external customers		493	1,045	964
Diagnostics | Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	608	219	1,018	965
Diagnostics | Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	147	66	307	223
Diagnostics | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	6,715	3,684	13,098	11,226
COVID-19
Disclosure of geographical areas
Rendering of services	42,325	2,053	97,302	2,066
Sales of goods		42	2	42
Total Revenues from contracts with external customers	42,325	2,095	97,304	2,108
COVID-19 | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	42,161	2,095	96,282	2,108
COVID-19 | Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	40,323	2,095	92,668	2,108
COVID-19 | -Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,771		3,539
COVID-19 | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	164		944
COVID-19 | United States
Disclosure of geographical areas
Total Revenues from contracts with external customers			944
COVID-19 | Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers			78
COVID-19 | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	7,128	522	18,972	535
COVID-19 | Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	€ 35,197	€ 1,573	€ 78,332	€ 1,573